Income taxes - Summary of deferred tax assets and liabilities (Detail) - RUB (₽) ₽ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	₽ 149,835	₽ 92,094	[1]
Deferred tax liabilities	(512,804)	(1,070,240)	[1]
Net deferred tax liability	(362,969)	(978,146)		₽ (1,206,602)
Unused Vacation Accruals [Member]
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	8,614	7,297
Employee Benefits [Member]
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	13,323	9,926
Contract Liabilities [Member]
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	135,203	90,159
Trade and Other Receivable [Member]
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	7,728	4,066
Right Of Use Assets And Lease Liabilities [Member]
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	4,139
Deferred Tax Assets Netting [Member]
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	(19,172)	(19,354)
Property, plant and equipment [member]
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liabilities	(9,696)	(6,895)
Intangible assets other than goodwill [member]
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liabilities	(9,476)	(14,182)
Intangible Assets Identified On Acquisition [Member]
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liabilities	(512,804)	(595,962)
Deferred Tax On Intra Group Dividends And Unremitted Earnings [Member]
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liabilities		(472,555)
Deferred Tax Liabilities Netting [Member]
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liabilities	₽ 19,172	₽ 19,354

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.